Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Research and development expenses	$ 1,990	$ 649	$ 1,639
General and administrative expenses	3,778	1,902	2,469
Other expenses		742
Operating loss	5,768	3,293	4,108
Finance income		(630)	(305)
Finance expenses	21	872	676
Loss continuing operations	5,789	3,535	4,479
Loss from discontinued operations, net			207
Total comprehensive loss	5,789	3,535	4,686
Attributable to:
Equity holders of the Company (continuing operations)	5,789	3,482	4,479
Equity holders of the Company (discontinued operations)			315
Non-controlling interests		(53)	(108)
Profit loss	$ 5,789	$ 3,535	$ 4,686
Basic loss per ordinary share attributable to equity holders of the Company:
Loss from continuing operations (in Dollars per share)	$ 2.83	$ 0.1	$ 0.6
Loss from discontinued operations (in Dollars per share)			0.04
Basic loss per ordinary share to equity holders total (in Dollars per share)	2.83	0.1	0.64
Diluted loss per ordinary share attributable to equity holders of the Company:
Loss from continuing operations (in Dollars per share)	2.83	0.11	0.6
Loss from discontinued operations (in Dollars per share)			0.04
Diluted loss per ADS attributable to equity holders total (in Dollars per share)	$ 2.83	$ 0.11	$ 0.64